INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
September 30, 2014	$ 19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
September 30, 2018	19
Thereafter	537
Total	$ 632